Drinker Biddle & Reath LLP
One Logan Square
Suite 2000
Philadelphia, PA 19103
(215) 988-2700 (Phone)
(215) 988-2757 (Facsimile)
www.drinkerbiddle.com

February 3, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Conestoga Funds (the “Trust”)
(1933 Act Registration No. 333-90720)
(1940 Act Registration No. 811-21120)

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that the prospectuses and statement of additional information dated January 31, 2017 for the Trust that would have been filed under paragraph (c) of Rule 497 of the Securities Act would not have differed from the prospectuses and statements of additional information dated January 31, 2017 contained in the Trust’s Post-Effective Amendment No. 35 to the Trust’s Registration Statement on Form N-1A under the Securities Act and the Investment Company Act of 1940, as amended, which was filed on January 27, 2017 (Accession No 0001398344-17-000965).

Questions and comments concerning this letter may be directed to the undersigned at (215) 988-3328.

Very truly yours,

/s/ Andrew Seaberg
Andrew Seaberg

cc: Joshua B. Deringer